Investments Components of Equity Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Total net gains (losses) recognized during the period on equity securities	$ 1,283.4	$ 750.1	$ 826.6
Less: Net gains (losses) recognized on equity securities sold during the period	375.8	43.6	86.7
Net holding period gains (losses) recognized during the period on equity securities held at period end	$ 907.6	$ 706.5	$ 739.9